CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2023		Dec. 31, 2021
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	$ 43,456	$ 212,978	$ 379,010		$ 171,919
Vessel operating expenses	[1]	(7,706)	(40,459)	(72,783)		(48,048)
Voyage, charter hire and commission expenses, net	[1]	(1,229)	(1,644)	(4,532)		(709)
Administrative expenses	[1]	(5,422)	(14,004)	(24,173)		(17,743)
Depreciation and amortization	[1],[2]	(5,745)	(45,935)	(76,629)		(43,389)
Total operating expenses	[1]	(20,102)	(102,042)	(178,117)		(109,889)
Other operating income	[1]	4,374	0	0		5,020
Operating income	[1]	27,728	110,936	200,893		67,050
Other non-operating income	[1]	0	0	42,549		0
Interest income	[1]	4	1,273	8,227		7
Interest expense	[1]	(4,725)	(30,664)	(80,190)		(18,087)
Change in fair value of derivative instruments	[1]	0	8,592	7,278		0
Other financial items, net	[1]	622	(2,526)	(1,838)		(380)
Net financial expense	[1]	(4,099)	(23,325)	(66,523)		(18,460)
Income before income taxes and non-controlling interests	[1]	23,629	87,611	176,919		48,590
Income taxes, net	[1]	(385)	(111)	(556)		(222)
Net income	[1]	23,244 [3]	87,500 [3]	176,363	[2]	48,368	[3]
Net income attributable to non-controlling interests	[1]	(8,206)	(1,758)	(1,634)		(32,502)
Net income attributable to the Owners of Cool Company Ltd. / Predecessor's Parent	[1]	$ 15,038	$ 85,742	$ 174,729		$ 15,866
Earnings/(loss) per share attributable to Golar LNG Ltd stockholders Per common share amounts:
Basic earnings/(loss) per share (in dollars per share)	[1]	$ 14.89	$ 2.12	$ 3.25		$ 15.71
Diluted earnings/(loss) per share (in dollars per share)	[1]	$ 14.89	$ 2.12	$ 3.25		$ 15.71
Time and voyage charter revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	$ 37,289	$ 183,567	$ 347,081		$ 161,958
Vessel and other management fees revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	6,167	7,125	14,301		9,961
Amortization of intangible assets and liabilities arising from charter agreements, net
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	[1]	$ 0	$ 22,286	$ 17,628		$ 0

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.